Property and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
6	Property and equipment

	Computer
	equipment				Leasehold
	and	Furniture	Laboratory	Right of	improve-
	software	and fixtures	equipment	use assets	ments	Total
	$	$	$	$	$	$

Year ended December 31, 2018
Opening net book value	66	27	459	–	11	563
Additions	79	171	217	1,417	782	2,666
Disposals
Cost	(9)	(61)	(37)	–	–	(107)
Accumulated depreciation	7	47	31	–	–	85
Depreciation for the year	(47)	(21)	(112)	(94)	(50)	(325)

Closing net book value	96	163	558	1,323	743	2,883

At December 31, 2018
Cost	275	194	1,346	1,417	800	4,032
Accumulated depreciation	(179)	(31)	(788)	(94)	(57)	(1,149)

Net book value	96	163	558	1,323	743	2,883

Year ended December 31, 2019
Opening net book value	96	163	558	1,323	743	2,883
Additions	190	18	253	–	15	476
Disposals
Cost	(9)	–	(11)	–	–	(20)
Accumulated depreciation	9	–	10	–	–	19
Depreciation for the year	(119)	(34)	(144)	(150)	(81)	(528)

Closing net book value	167	147	666	1,173	677	2,830

At December 31, 2019
Cost	456	212	1,588	1,417	815	4,488
Accumulated depreciation	(289)	(65)	(922)	(244)	(138)	(1,658)

Net book value	167	147	666	1,173	677	2,830